Consolidated Statements of Cash Flows - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Operating activities:
Net income for the year	$ 1,558	$ 1,592
Adjustments to reconcile net income to cash provided by operating activities:
Depreciation and amortization	2,585	2,618
Program rights amortization	68	77
Finance costs	849	881
Income tax expense	569	580
Post-employment benefits contributions, net of expense	(5)	13
Other	2	119
Cash provided by operating activities before changes in net operating assets and liabilities, income taxes paid, and interest paid	5,626	5,880
Change in net operating assets and liabilities	37	(333)
Income taxes paid	(700)	(418)
Interest paid	(802)	(808)
Cash provided by operating activities	4,161	4,321
Investing activities:
Capital expenditures	(2,788)	(2,312)
Additions to program rights	(54)	(57)
Changes in non-cash working capital related to capital expenditures and intangible assets	67	(37)
Acquisitions and other strategic transactions, net of cash acquired	(3,404)	(103)
Other	46	(49)
Cash used in investing activities	(6,133)	(2,558)
Financing activities:
Net proceeds received from (repayment of) short-term borrowings	971	(1,146)
Hedging effect, net proceeds received from issuances	550	2,540
Net (payments) proceeds on settlement of debt derivatives and forward contracts	(8)	80
Transaction costs incurred	(31)	(23)
Principal payments of lease liabilities	(269)	(213)
Dividends paid	(1,010)	(1,011)
Cash provided by financing activities	203	227
Change in cash and cash equivalents	(1,769)	1,990
Cash and cash equivalents, beginning of year	2,484	494
Cash and cash equivalents, end of year	$ 715	$ 2,484